SCHEDULE OF CONCENTRATION OF RISK (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		71.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	59.00%	19.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%
Suppliers AA [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.00%	85.00%
Suppliers BB [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.00%
Suppliers CC [Member]
Concentration Risk [Line Items]
Concentration risk percentage	36.00%
Suppliers DD [Member]
Concentration Risk [Line Items]
Concentration risk percentage	45.00%
Suppliers EE [Member]
Concentration Risk [Line Items]
Concentration risk percentage